Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per Share
Schedule of computation of basic and diluted net loss per share

	Year Ended	December 3, 2021
	December 31,	through December 31,
	2022	2021
Net loss attributable to Class A common stockholders-basic and diluted	$(270,127)	$(10,081)

Weighted average Class A common shares outstanding-basic and diluted	41,579	41,579

Loss per share attributable to Class A common stockholders-basic and diluted	$(6.50)	$(0.24)

Schedule of potential dilutive securities excluded from the computation of diluted net loss per share their effect would have been anti-dilutive

	Year Ended	December 3, 2021
	December 31,	through December 31,
	2022	2021
Stock warrants(1)	11,248	10,819
Stock options(1)	3,402	—
Shares of Class V common stock(2)	201,972	202,025
Total	216,622	212,844
(1)	Represents the number of instruments outstanding at the end of the period. Application of the treasury stock method would reduce this amount if they had a dilutive effect and were included in the computation of diluted net loss per share
(2)	Shares of Class V common stock at the end of the period, including shares tied to unvested Common Units, are considered potentially dilutive shares of Class A common stock under application of the if-converted method.